Gains or losses on non financial assets, net (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Gains (losses) on disposals of non-current assets [abstract]
Tangible and intangible assets	€ 47	€ 53	€ 56
Investments	360	285	5
Gains	407	338	61
Tangible and intangible assets	(36)	(25)	(49)
Investments	(4)	0	0
Losses	(40)	(25)	(49)
Gains (losses) on disposal of assets not classified as non-current assets held for sale, total	€ 367	€ 313	€ 12